RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Jul. 31, 2025
RELATED PARTY BALANCES AND TRANSACTIONS
Disclosure of information about key management personnel
	Years ended July 31,
	2025	2024	2023
Administrative fees *	$30,195	$17,230	$8,500
Fees paid to the entity controlled by CFO	12,000	12,000	12,000
Fees paid to the entity controlled by a Director	10,505	-	-
Equity-settled share-based compensation	$-	$-	$640,860

Disclosure of information about transactions with HDSI parties
	Years ended July 31,
	2025	2024	2023
Service charges based on management services agreement	$118,772	$89,402	$57,686
Office lease	38,623	28,452	21,883
Reimbursement of third-party expenses	20,238	1,386	3,646
Total	$177,633	$119,240	$83,215

Disclosure of information about Payables due to related parties
	July 31, 2025	July 31, 2024
Balance payable to HDSI	$3,409	$5,913
Balance payable to the entity controlled by the CFO	1,050	1,050
Total amount due to related parties	$4,459	$6,963